Unaudited Interim Condensed Consolidated Statements of Comprehensive Income/(Loss) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
REVENUES:
Voyage revenues	$ 37,402	$ 11,996
Management & consulting fee income	181	0
Total Revenues	37,583	11,996
EXPENSES & OTHER OPERATING INCOME:
Voyage expenses	(875)	(294)
Gain on sale of bunkers, net	1,328	0
Vessel operating expenses	(8,492)	(6,060)
Depreciation	(2,826)	(1,492)
Depreciation of dry-docking costs	(2,053)	(1,115)
Administrative expenses	(1,429)	(1,075)
Administrative expenses payable to related parties	(712)	(309)
Share-based payments	0	(20)
Other (expenses)/income, net	(1)	123
Operating income	22,523	1,754
Interest income	8	3
Interest expense and finance costs	(815)	(2,510)
Gain/(Loss) on derivative financial instruments, net	1,270	(65)
Foreign exchange gains, net	112	29
TOTAL INCOME/(LOSS) FOR THE PERIOD	23,098	(789)
Other Comprehensive Income	0	0
TOTAL COMPREHENSIVE INCOME/(LOSS) FOR THE PERIOD	$ 23,098	$ (789)
Income/(Loss) per share (U.S.$):
- Basic and Diluted income/(loss) per share for the period	$ 1.12	$ (0.09)